Taxation (Details) - ZAR (R) R in Millions			12 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Geographical areas
Income tax			R 12,925	R 16,231	R 9,509
Deferred tax			(7,744)	(2,362)
Total tax expense (income)			R 5,181	R 13,869	R 185
Applicable tax rate			27.00%	28.00%	28.00%
South Africa
Geographical areas
Normal tax			R 10,271	R 13,399	R 7,430
current year			10,671	13,303	7,478
prior years			(400)	96	(48)
Dividend withholding tax				(24)
Deferred tax			(4,721)	(2,535)	(9,779)
current year			(5,687)	(2,356)	(9,464)
prior years			966	(108)	(315)
tax rate reduction/change				(71)
Translation difference arising from exchange rates			845
Applicable tax rate	27.00%	28.00%
Foreign Countries
Geographical areas
Normal tax			2,654	2,856	2,079
current year			2,507	2,737	2,106
prior years			147	119	(27)
Deferred tax			(3,023)	173	455
current year			(2,845)	(132)	339
prior years			(172)	306	124
tax rate reduction/change			R (6)	R (1)	R (8)